WARRANT LIABILITIES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 D $ / shares shares
Private Placement Warrants
WARRANT LIABILITIES
Warrants outstanding | shares	4,070,000	4,070,000
Restrictions on transfer period of time after business combination completion	30 days	30 days
Public Warrants
WARRANT LIABILITIES
Warrants outstanding | shares	5,750,000	5,750,000
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Public Warrants expiration term	5 years	5 years
Maximum period after business combination in which to file registration statement	15 days	15 days
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Warrant redemption condition minimum share price	$ 18.00
Trading period after business combination used to measure dilution of warrant | D		20
Warrant exercise price adjustment multiple		9.20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%	115.00%
Multiplier used in calculating warrant exercise price	180.00%
Warrant redemption price adjustment multiple		18.00
Public Warrants | Class A Common Stock
WARRANT LIABILITIES
Redemption price per public warrant (in dollars per share)		$ 9.20
Share issue price	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60.00%
Trading period after business combination used to measure dilution of warrant | D	20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
WARRANT LIABILITIES
Period of time within which registration statement is expected to become effective	60 days	60 days
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Number of trading days on which fair market value of shares is reported | D	20	20
Threshold number of business days before sending notice of redemption to warrant holders | D	3	3
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A Common Stock
WARRANT LIABILITIES
Period of time after which warrant holder may do cashless exercise	30 days	30 days
Representative Warrants
WARRANT LIABILITIES
Warrants outstanding | shares	50,000	50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	50,000	50,000
Number of shares in a unit | shares	1	1
Share price trigger used to measure dilution of warrant	$ 11.50	$ 11.50
Redemption period	30 days	30 days
Lock up period	180 days	180 days